Short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments
Short-term investments	¥ 13,343,754	$ 2,093,926	¥ 37,688,535
Time deposits stated at amortized cost
Short-term Investments
Short-term investments	13,154,020		34,100,365
Structured deposits under fair value option
Short-term Investments
Short-term investments	4,622		3,588,170
Other debt investments stated at amortized cost
Short-term Investments
Short-term investments	¥ 185,112		¥ 0